Condensed Interim Consolidated Statements of Earnings (Loss) and Comprehensive Earnings (Loss) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Revenue	$ 58,015,843	$ 29,521,016	$ 112,719,248	$ 52,167,809
Cost of sales	57,596,937	32,972,183	114,557,630	56,530,748
Gross profit (loss)	418,906	(3,451,167)	(1,838,382)	(4,362,939)
Administrative expenses	12,478,787	11,702,795	25,481,472	22,680,204
Selling expenses	5,466,706	6,722,480	11,326,366	12,097,982
Operating loss	(17,526,587)	(21,876,442)	(38,646,220)	(39,141,125)
Finance costs (income)	2,001,084	(831,959)	3,421,438	346,449
Foreign exchange gain	(1,753,661)	(1,620,682)	(2,965,306)	(710,040)
Change in fair value of share warrant obligations	(5,986,425)	(56,934,623)	(11,731,321)	(78,390,793)
Net earnings (loss)	(11,787,585)	37,510,822	(27,371,031)	39,613,259
Item that will be subsequently reclassified to net earnings (loss)
Foreign currency translation adjustment	6,898,743	(8,075,506)	7,362,420	(4,826,421)
Comprehensive earnings (loss)	$ (4,888,842)	$ 29,435,316	$ (20,008,611)	$ 34,786,838
Earnings (loss) per share
Basic earnings (loss) per share (in USD per share)	$ (0.05)	$ 0.20	$ (0.12)	$ 0.21
Diluted earnings (loss) per share (in USD per share)	$ (0.05)	$ 0.19	$ (0.12)	$ 0.20